CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income	$ 531,476	¥ 3,700,029	¥ 2,115,697		¥ 2,508,391
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	52,069	362,495	150,991		176,715
Amortization of acquired intangible assets and land use rights	103,099	717,753	69,095		62,419
Amortization of right-of-use assets	14,860	103,451
Allowance for doubtful accounts	24,350	169,522	54,073		15,106
Loss (gain) on disposal of property and equipment, intangible assets and other long-term assets	(66)	(460)	(799)		17,620
Impairment of investments	8,954	62,334	35,348		43,205
Impairment of property and equipment	768	5,347
Impairment of intangible assets	440	3,061
Impairment of goodwill	0	0	0	[1]	2,527	[1]
Share-based compensation	136,193	948,148	648,025		257,661
Share of income in equity method investments, net of income taxes	(5,536)	(38,540)	(58,933)		(33,024)
Gain on deemed disposal and disposal of investments	0	0	(16,178)		(45,861)
Gain on disposal of subsidiaries and business	(11,879)	(82,699)			(37,989)
Deferred income taxes, net	(24,136)	(168,029)	49,646		3,919
Foreign currency exchange (gains) losses, net	(1,407)	(9,796)	514		2,176
Interest expenses	30,341	211,226
Investment income	(7,259)	(50,535)	(17,093)
Gain on fair value changes of investments	(384,859)	(2,679,312)	(1,689,404)		0
Fair value loss on derivative liabilities	2,300	16,011	2,285,223		0
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	(22,600)	(157,337)	(45,682)		18,383
Interest receivables recorded in financing receivables	(1,971)	(13,720)	(832)
Prepayments and other assets	(43,549)	(303,167)	(380,834)		(48,277)
Amounts due from related parties	(2,098)	(14,608)	486		155
Inventory	0	0	315		1,434
Lease liabilities	(14,547)	(101,274)
Amounts due to related parties	4,314	30,030	(1,896)		(18,615)
Accounts payable	(3,777)	(26,298)	8,699		(39,060)
Deferred revenue	55,279	384,838	227,564		366,634
Advances from customers	6,952	48,401	21,284		24,254
Income taxes payable	13,680	95,235	62,520		5,544
Accrued liabilities and other current liabilities	196,727	1,369,585	946,985		435,135
Net cash provided by operating activities	658,118	4,581,691	4,464,814		3,718,452
Cash flows from investing activities
Placements of short-term deposits	(2,621,877)	(18,252,986)	(9,512,818)		(9,667,447)
Maturities of short-term deposits	1,432,231	9,970,909	8,649,150		7,361,225
Placements of long-term deposits	0	0	(1,000,000)
Placements of short-term investments	(1,243,611)	(8,657,771)	(3,505,075)		(189,550)
Maturities of short-term investments	583,925	4,065,170	2,667,665		65,000
Placement of derivative financial instruments	(1,556)	(10,832)
Purchase of property and equipment	(141,871)	(987,678)	(333,994)		(397,327)
Purchase of intangible assets and land use right	(15,059)	(104,838)	(58,838)		(17,749)
Purchase of other non-current assets	(18,961)	(132,000)			(82,645)
Prepayments for investments	(75)	(525)	(67,250)
Cash paid for investments	(92,171)	(641,675)	(2,335,537)		(325,647)
Cash received from disposal of investments	23,489	163,526	718,476		86,714
Cash dividend received from an equity investee	0	0	6,125
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	(237,979)	(1,656,763)			(6,161)
Deconsolidation and disposal of subsidiaries, net of cash disposed	0	0			117,005
Payments on behalf of related parties, net of repayment	1,761	12,261	2,543		23,116
Loans to related parties	(24,419)	(170,000)	(188,000)		(24,962)
Repayments of loans from related parties	0	0	20,000		35,462
Loans to employees and third parties	(9,049)	(62,998)	(282,031)		(20,550)
Repayments of loans from employees and third parties	20,728	144,306	35,067		4,641
Payments to originate financing receivables	(111,956)	(779,414)	(1,458,012)
Principal collection from financing receivables	213,903	1,489,148	346,028
Proceeds from disposal of property and equipment	325	2,260	1,115		1,359
Net cash used in investing activities	(2,242,222)	(15,609,900)	(6,295,386)		(3,037,516)
Cash flows from financing activities
Proceeds from exercise of vested share options	3,295	22,936	7		20
Capital contributions from the non-controlling interests shareholders	0	0	658		64,875
Capital contributions from mezzanine equity holders	14,441	100,536	3,231,261		509,535
Proceeds from issuance of Huya's common shares upon its Initial Public Offering	0	0	1,207,749		0
Proceeds from issuance of Huya's common shares upon its Follow-on Public Offering	303,185	2,110,715	0		0
Acquisition of a subsidiary's shares from mezzanine equity holders	0	0	(30,000)		0
Partial disposal of Huya's interests to non-controlling interest shareholders	107,444	748,005	378,548		0
Purchase of capped call option in relation to repurchase of common shares	(11,926)	(83,027)	0		0
Proceeds from bank borrowings	222,709	1,550,453	691,612		621,118
Repayment of bank borrowings	(145,723)	(1,014,496)	(1,308,092)		0
Proceeds from issuance of common shares, net of issuance cost	0	0	(4,473)		2,950,607
Repurchase of common shares	(24,142)	(168,072)	0		0
Proceeds from issuance of convertible bonds, net of issuance costs	891,952	6,209,590	0		0
Repayment of convertible bonds	(967)	(6,734)	0		(2,753,630)
Net cash provided by financing activities	1,360,268	9,469,906	4,167,270		1,392,525
Net increase/(decrease) in cash, cash equivalents, restricted cash and restricted short-term deposits	(223,836)	(1,558,303)	2,336,698		2,073,461
Cash, cash equivalents, restricted cash and restricted short-term deposits at the beginning of the year	862,454	6,004,231	3,617,432		1,579,743
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted short-term deposits	15,159	105,536	50,101		(35,772)
Cash, cash equivalents and restricted cash at the end of the year	653,777	4,551,464	6,004,231		3,617,432
Supplemental disclosure of cash flows information:
-Cash paid for interest, net of amounts capitalized	(7,682)	(53,479)	(9,354)		(41,729)
-Income taxes paid	(85,132)	(592,673)	(365,541)		(406,348)
Supplemental disclosures of non-cash investing and financing activities:
-Acquisition of property and equipment	17,151	119,400	64,041		16,865
-Disposal of investments and business	52,699	366,882	77,423		7,986
-Common shares issued for the acquisition of Bigo	$ 1,106,671	¥ 7,704,420	0		0
-Conversion of Huya's preferred shares to ordinary shares			6,290,417		0
-Amounts receivable from issuance of a subsidiary's preferred shares			¥ 102,951		¥ 0

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows